DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

Description of business

BingEx Limited (“the Company”) was incorporated under the laws of the Cayman Islands on May 29, 2014. The Company through its wholly-owned subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, “the Group”), primarily provides on-demand dedicated courier service to its customers through its mobile platform, Mini-Programs, website and API-connected third-party systems. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

Organization

The Company is a holding company that was incorporated in the Cayman Islands. The Company’s on-demand dedicated courier service was conducted through its wholly-owned subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries. Beijing Tongcheng Biying Technology Co., Ltd. (“Beijing Tongcheng”, or “the VIE”), a limited liability company, was established under the laws of the PRC on August 1, 2013 to hold value-added telecommunication business operation license in order to comply with the PRC laws and regulations, which prohibit or restrict control of companies involved in the provision of internet content and other restricted businesses. The Group’s mobile platform, Mini-Programs and website in China was operated by Beijing TongCheng. The on-demand dedicated courier service, which was not subject to the prohibition or restriction, was provided by the Company’s subsidiaries, VIE and VIE’s subsidiaries.

The recognized revenue-producing assets of Beijing Tongcheng primarily consists of property and equipment, operating lease right-of-use assets and prepayments on operating leases. The unrecognized revenue-producing assets of Beijing Tongcheng primarily consists of the value-added telecommunication business operation license, trademarks, patents, copyright, domain names and workforce. The equity interests of Beijing Tongcheng are legally held by Mr. Peng Xue, the Founder, Director and Chief Executive Officer of the Group, and Mr. Hongjian Yu, both of whom are the shareholders of the Group and act as nominee equity holders of the VIE on behalf of the WFOE. A series of contractual agreements, including Powers of Attorney, Equity Pledge Agreement, Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Spousal Consent Letters (collectively, “the VIE Agreements”), were entered in 2014 and subsequently updated in May 2021 to reflect the latest ownership structure of the VIE, among the Company, Shansong Technology, Beijing Tongcheng and its nominee equity holders. Through the VIE Agreements, the nominee equity holders of the VIE have granted all their legal rights including voting rights and disposition rights of their equity interests in the VIE to the Company. The nominee equity holders of the VIE do not participate significantly in income and loss and do not have the power to direct the activities of the VIE that most significantly impact their economic performance. Accordingly, the VIE is considered a variable interest entity.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, the Company has a controlling financial interest in the VIE because the Company has (i) the power to direct activities of the VIE that most significantly impact the economic performance of the VIE; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of the VIE that could potentially be significant to the VIE. Thus, the Company is the primary beneficiary of the VIE.

Under the terms of the VIE Agreements, the Company, through the WFOE has (i) the right to receive economic benefits that could potentially be significant to the VIE in the form of service fees under the Exclusive Business Cooperation Agreement; (ii) the right to receive all dividends declared by the VIE and the right to all undistributed earnings of the VIE; (iii) the obligation to absorb the expected losses and the right to receive expected residual return of the VIE through its exclusive option to acquire 100% of the equity interests in the VIE, to the extent permitted under PRC laws. Accordingly, the financial statements of the VIE are consolidated in the Company’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIE’s nominee equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Company. All of the deficit (net liabilities) and net income (loss) of the VIE are attributed to the Company.

The principal terms of the VIE Agreements are further described below.

1) Power of Attorney

Pursuant to the Powers of Attorney, each nominee equity holder of the VIE has irrevocably authorized the WFOE, or its designee(s) to act on its respective behalf as proxy attorney, to the extent permitted by law, to exercise all equity holder rights, including but not limited to: (i) convening and attending equity holder meetings of the VIE; (ii) exercising voting rights with respect to any matters discussed in equity holder meetings; (iii) signing and delivering any written resolutions and minutes; (iv) selling, transferring, pledging or disposing of equity interests in part or in whole; (v) nominating, electing, designating, appointing or removing the legal representative, directors and other senior management of the VIE; (vi) approving amendments of articles, and (vii) exercising all other rights conferred by the VIE’s memorandum and articles and relevant laws and regulations. The Powers of Attorney remain irrevocably effective as long as such VIE equity holders remain as the VIE’s equity holders, unless otherwise instructed by the WFOE.

2) Equity Pledge Agreement

Pursuant to Equity Pledge Agreement, the nominee equity holders of the VIE pledged all of their equity interests in the VIE to WFOE as security for the nominee equity holders’ and the VIE’s performance of their obligations under the contractual arrangements, which include Exclusive Business Cooperation Agreement, Exclusive Option Agreement and Powers of Attorney. During the term of the Equity Pledge Agreement, WFOE has the right to receive all of the VIE’s dividends distributed on the pledged equity to the extent permitted under PRC laws. If any of the specified events of default occurs, WFOE as pledgee, will be entitled to certain rights and remedies including priority in receiving the proceeds from the auction or disposal of the pledged equity interests in the VIE. WFOE may transfer all or any of its rights and obligations under the Equity Pledge Agreement to its designee(s) at any time. The VIE and its nominee equity holders undertake that, without the prior written consent of WFOE, they will not transfer, or create or allow any encumbrance on the pledged equity interests. The agreement will remain in effect until the fulfillment of all the obligations under the Exclusive Option Agreement, the Exclusive Business Cooperation Agreement and the Powers of Attorney.

The Company completed the registration of the equity pledge under the latest Equity Pledge Agreement in relation to the VIE with the relevant office of the State Administration for Market Regulation in accordance with the PRC Civil Code.

3) Exclusive Business Cooperation Agreement

The WFOE and the VIE entered into an Exclusive Business Cooperation Agreement, whereby WFOE has the exclusive right to provide, among other things, technological development, technological support, consultation and related services to the VIE. In exchange, the VIE pays service fees at any time agreed by the parties to WFOE in an amount consisting of management fee and fee for services provided, which shall be reasonably determined by WFOE based on the factors as provided in the Exclusive Business Cooperation agreement. Without the prior written consent of WFOE, the VIE cannot assign its rights and obligations to any third party. WFOE has the exclusive and complete ownership of all intellectual property rights created as a result of the performance of this agreement. The Exclusive Business Cooperation Agreement will remain effective for thirty years upon its execution by the parties and be automatically extended for another thirty years upon expiration date, unless otherwise agreed by WFOE.

4) Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement, each of the equity holders of the VIE has irrevocably granted the Company or its designee(s) an exclusive option to purchase, at any time and to the extent permitted under PRC laws, all or part of the equity interests in the VIE at an aggregate minimal consideration, or the lowest price permitted under applicable PRC laws if there is any statutory requirement about the consideration under PRC laws.

Without prior written consent of the Company, the VIE and the equity holders shall not, among other things, (i) sell, transfer, mortgage or otherwise dispose of their equity interests in the VIE, or create any encumbrance on their equity interests in the VIE, except for those encumbrances created by the VIE’s equity holders on the VIE under the Equity Pledge Agreement, the powers of attorney of the VIE’s equity holders, and the Exclusive Option Agreement; (ii) amend the VIE’s articles of association, or change the VIE’s registered capital or shareholding structure in any other manners; (iii) cause the VIE to enter into any material contract, except in the ordinary course of business; (iv) allow the VIE to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary course of business but not incurred by way of borrowing; (v) merge or consolidate the VIE with any other entity or acquire or invest in any other entity; (vi) distribute any dividend, however, upon request by the Company, the VIE shall immediately distribute all distributable profits to its equity holders; (vii) sell, transfer, mortgage or otherwise dispose of any of the VIE’s material assets or legal or beneficial interest in the material business or revenues of the VIE, or allow any encumbrance of any security interest thereon; or (viii) liquidate or dissolve the VIE unless otherwise required by PRC Law. The Exclusive Option Agreement will be terminated when the entire equity interests in the VIE have been transferred to the Company or its designee(s) pursuant to the agreement.

5) Spousal Consent Letters

Pursuant to the Spousal Consent Letters, the spouses of the individual nominee equity holders of the VIE, the signing spouses unconditionally and irrevocably agreed that the equity interest in VIE held by the individual nominee equity holders of the VIE, which registered in the name of the individual nominee equity holders of the VIE will be disposed of pursuant to the Powers of Attorney, Equity Pledge Agreement and Exclusive Option Agreement, and that the individual nominee equity holders of the VIE may perform, amend or terminate such agreements without the signing spouses’ additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIE held by the individual nominee equity holders of the VIE. In addition, in the event that the signing spouses obtain any equity interest in the VIE held by the individual nominee equity holders of the VIE for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

The Company relies on the VIE Agreements to operate and control the VIE. All of the VIE Agreements are governed by the PRC laws and provide for the resolution of disputes through arbitration in China. Accordingly, these contracts would be interpreted in accordance with the PRC laws and any disputes would be resolved in accordance with the PRC legal procedures. As a result, changes in the interpretation and application of the PRC laws and regulations could limit the Company’s ability to enforce these contractual arrangements. In the event that the Company is unable to enforce these contractual arrangements, or if the Company suffers significant time delays or other obstacles in the process of enforcing these contractual arrangements, it would be difficult to exert effective control over the VIE, and the Company’s ability to conduct its business and the results of operations and financial condition may be materially and adversely affected.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the contractual arrangements among the Company, WFOE, the VIE and its equity holders governed by PRC laws are valid, binding and enforceable in accordance with their terms and applicable PRC laws and regulations currently in effect and does not violate any explicit provisions of applicable PRC laws currently in effect. However, the interpretation and application of current or future PRC laws and regulations are subject to change due to the changes of facts and circumstances. The relevant PRC regulatory authorities have authority in determining whether a particular contractual structure violates PRC laws and regulations. Thus, the Company cannot be assured that the PRC government will not ultimately take a view contrary to the opinion. If the Company’s corporate structure is found in violation of any PRC laws or regulations or if the contractual arrangements among the Company, WFOE, the VIE, and its equity holders are determined as illegal or invalid by any PRC court, arbitral tribunal or regulatory authorities, the relevant governmental authorities may take the following actions in dealing with such violation, including, without limitation:

●	revoking the agreements constituting the contractual arrangements;

●	revoking the business and operating licenses;

●	requiring to discontinue or restrict operations;

●	restricting right to collect revenue;

●	restricting or prohibit the use of the proceeds from the Company’s public offering to fund the business and operations in China;

●	shutting down all or part of the Company’s websites, apps, or services;

●	levying fines on the Company or confiscate the proceeds that they deem to have been obtained through non-compliant operations;

●	requiring the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise;

●	re-applying for the necessary licenses or relocate the Company’s businesses, staff, and assets;

●	imposing additional conditions or requirements with which the Company may not be able to comply; or

●	taking other regulatory or enforcement actions that could be harmful to the Company’s business.

If the imposition of any of these penalties or requirement to restructure the Company’s corporate structure causes it to lose the rights to direct the activities of the VIE or the Company’s right to receive its economic benefits, the Company would no longer be able to consolidate the financial results of the VIE in its consolidated financial statements. In the opinion of management, the likelihood of deconsolidation of the VIE is remote based on current facts and circumstances.

The equity interests of the VIE are legally held by the nominee equity holders of the VIE on behalf of the Company. The Company cannot assure that when conflicts of interest arise, either of the nominee equity holders will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. Currently, the Company does not have any arrangements to address potential conflicts of interest between the nominee equity holders and the Company, except that the Company could exercise the purchase option under the Exclusive Option Agreement with the nominee equity holders to request them to transfer all of their equity ownership in the VIE to a PRC entity or individual designated by the Company, to the extent permitted by the PRC laws. The equity holders of the VIE have executed power of attorney to appoint WFOE to vote on their behalf and exercise voting rights as equity holders of the VIE. If the Company cannot resolve any conflict of interest or dispute between the Company and the nominee equity holders of the VIE, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s involvement with the VIE under the VIE Agreements affected the Company’s consolidated financial position, results of operations, and cash flows as indicated below.

The following consolidated assets and liabilities information of the Group’s VIE as of December 31, 2024 and 2025, and consolidated revenues, net income (loss) and cash flow information for the years ended December 31, 2023, 2024 and 2025 have been included in the accompanying consolidated financial statements. All intercompany transactions and balances among the Company, its wholly-owned subsidiaries, the VIE and the VIE’s wholly-owned subsidiaries have been eliminated upon consolidation.

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	47,309	48,058
Restricted cash	—	24
Short-term investments	—	81,233
Accounts receivable	16,893	36,726
Prepayments and other current assets	45,893	35,897
Amounts due from inter-companies	160,413	181,880
Total current assets	270,508	383,818
Non-current assets
Long-term investments	51,090	—
Property and equipment, net	2,814	1,357
Operating lease right-of-use assets	44,164	24,982
Other non-current assets	4,600	3,062
Total non-current assets	102,668	29,401
Total assets	373,176	413,219
LIABILITIES
Current liabilities
Accounts payable	108,553	160,865
Deferred revenue	56,768	60,541
Amounts due to inter-companies	457,895	465,171
Operating lease liabilities, current	12,770	9,728
Accrued expenses and other current liabilities	30,035	24,053
Total current liabilities	666,021	720,358
Non-current liabilities
Operating lease liabilities, non-current	29,395	12,879
Total non-current liabilities	29,395	12,879
Total liabilities	695,416	733,237

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total revenues	1,097,261	1,033,333	961,102
Net income (loss)	101,738	38,093	(2,644)
Net cash used in operating activities	(79,526)	(54,081)	(44,071)
Net cash provided by (used in) investing activities	(68,853)	59,755	(41,820)
Net cash provided by (used in) financing activities	101,641	(72,672)	86,664
Net increase (decrease) in cash, cash equivalents and restricted cash	(46,738)	(66,998)	773
Cash and cash equivalents at the beginning of the year	161,045	114,307	47,309
Cash, cash equivalents and restricted cash at the end of the year	114,307	47,309	48,082

In accordance with VIE Agreements, WFOE has the power to direct the activities of the VIE and VIE’s subsidiaries. Therefore, the Company considers that there are no assets in the VIE that can only be used to settle obligations of the VIE, except for paid in capital of RMB1 million as of December 31, 2024 and 2025. The creditors of the VIE do not have recourse to the general credit of WFOE.